Significant accounting policies	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Significant Accounting Policies
Significant Accounting Policies

3.1 Foreign Currency Transactions and Balances

Foreign currency transactions, balances, and cash flows

Transactions in foreign currencies are translated into the respective functional currencies of the Group's subsidiaries at the exchange rates prevailing at the transaction date.

At each subsequent balance sheet date, monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined. Non-monetary items that are measured based on historical cost in a foreign currency are translated into the functional currency at the exchange rate at the date of the transaction. Exchange gains and losses arising on the settlement of foreign currency transactions and the translation of monetary assets and liabilities denominated in foreign currencies into the functional currency are recognized in net loss.

In the Consolidated Statements of Cash Flows, cash flows from foreign currency transactions have been translated into euro using average exchange rates for the year. This method does not differ significantly from using the exchange rates at the dates the cash flows occur. The effect of exchange rate fluctuations on cash and cash equivalents denominated in foreign currencies is recognized separately as the financial statement caption Effects of exchange rate fluctuations on cash in the Consolidated Statements of Cash Flows.

Translation of foreign operations

The translation of foreign operations into the presentation currency is based on the following criteria:

•	Assets and liabilities are translated using period-end exchange rates at the reporting date;

•	Income and expense are translated using average exchange rates for the year. This method does not differ significantly from using the exchange rate at the date of the transaction;

•	Translation differences resulting from the application of the above criteria are recognized in other comprehensive income and are excluded from net loss.

3.2 Revenue Recognition and Contract Balances

Revenue Recognition

The Group recognizes revenue in accordance with IFRS 15. The Group accounts for a contract when it has approval and commitment from all parties, the rights of the parties and payment terms are identified, the contract has commercial substance and collectability of consideration is probable. Revenue is recognized when control of the promised services is transferred to our customers, and in an amount that reflects the consideration the Group is contractually due in exchange for those services. The Company’s revenue is primarily derived directly from users in the form of recurring subscriptions. Subscription revenue is presented net of refunds and credit card chargebacks. Subscribers pay in advance, primarily by credit card or through mobile app stores, and subject to certain conditions identified in our terms and conditions. Revenue is initially deferred and is recognized using the straight-line method over the terms of the applicable subscription period, which primarily range from one to twelve months.

The objective of determining the transaction price is to estimate the amount of consideration the Group is due in exchange for services, including amounts that are variable. The Company determines the total transaction price at contract inception and reassesses this estimate each reporting period. The Company excludes from the measurement of transaction price all taxes assessed by governmental authorities that are both (i) imposed on and concurrent with a specific revenue-producing transaction and (ii) collected from customers. Accordingly, such tax amounts are not included as a component of revenue or cost of revenue.

For revenue earned through certain mobile applications, including iOS and Android, the Group recognizes subscription revenue gross of the application processing fees primarily because the Group is the primary obligor and it has the contractual right to determine the price paid by the subscriber. The Group records the related application processing fees as cost of revenue in the period incurred.

The Group also earns a small amount of revenue from advertising revenue. The Group records advertising revenue as it is earned and includes advertising revenue in the total revenue of each segment that generates advertising revenue.

Contract Balances

The contract liabilities balance consists of advance payments that are received or due in advance of the Company's performance. The Company’s liabilities are reported on a contract by contract basis at the end of each reporting period. The Company generally classifies contract liabilities as current when the term of the applicable subscription period or expected completion of our performance obligation is one year or less.

3.3 Cost of Revenue

Cost of revenue consists primarily of direct marketing costs, compensation and other employee-related costs for personnel dedicated to maintaining Spark Networks’ data centers, data center expenses, credit card fees and mobile application processing fees. The Group incurs substantial advertising expenses in order to generate traffic to our websites. These advertising costs consist of offline marketing, particularly television and out-of-home advertising, as well as online advertising and are directly attributable to the revenue the Group receives from its subscribers.

3.4 Employee benefits

Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

Share-based payment arrangements

Share-based compensation expense reflected in the Company's consolidated financial statements consists of expense related to the Affinitas virtual employee share option plan (the “Affinitas VESOP”), the Spark 2007 Omnibus Incentive Plan (“Spark 2007 Plan”), the Spark Networks 2017 virtual stock option plan (the “Spark Networks 2017 VSOP”) and the Spark Networks 2018 virtual stock option plan (the “Spark Networks 2018 VSOP”). The Affinitas VESOP was independently established by Affinitas in 2013 and the Spark 2007 Plan was independently established by Spark in 2007, in each case prior to the Affinitas / Spark Merger. In connection with the Affinitas / Spark Merger, the Affinitas VESOP was terminated and replaced by the Spark Networks 2017 VSOP. The Spark Networks 2017 VSOP was subsequently replaced by the Spark Networks 2018 VSOP in 2018. Share-based compensation expense incurred in periods prior to the close of the Affinitas / Spark Merger resulted solely from share-based compensation granted by Affinitas.

The grant-date fair value of equity-settled share-based payment arrangements granted to employees is generally recognized as an expense, with a corresponding increase in shareholders' equity over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date.

Under the Affinitas VESOP, Spark Networks had a choice of settlement whereby the cash amount or equal value in shares to be received by the beneficiaries for a single vested option shall equal the price or proceeds per common share in case of a change in control event (“Share Sale”) or an Initial Public Offering (“IPO”) of Affinitas’ shares minus the exercise price. In connection with the Affinitas / Spark Merger, shareholders of Affinitas elected to settle all the options outstanding at the merger date at a fixed valuation of €3,839 thousand, which was equivalent to a total equity value of €90 million for Affinitas. This equity value of Affinitas was determined based on the Spark share price and the exchange ratio that Affinitas and Spark agreed on in relation to the Affinitas / Spark Merger.

In connection with the Affinitas / Spark Merger, Spark established the Chardonnay Trust, with the purpose of holding such number of shares of Spark Networks SE ADSs as shall be necessary to satisfy the obligations under all unexercised Spark stock options awarded under the Spark 2007 Plan. Following the completion of the Affinitas / Spark Merger, Spark no longer has any rights to revoke or amend the Chardonnay Trust in a manner that is detrimental to Spark 2007 Plan participants.

In connection with the Affinitas / Spark Merger, each Spark stock option was converted into an award to acquire ADSs from the Chardonnay Trust, on the same terms and conditions as were applicable under the Spark stock option, and subject to adjustment based on the exchange ratio stipulated in the merger agreement. The shares underlying the ADSs held in the Chardonnay Trust are recognized as treasury stock within the Consolidated Statement of Shareholders' Equity.

During the year ended December 31, 2017, Spark Networks established the Spark Networks 2017 VSOP for selected executives and employees of Spark Networks and its subsidiaries, which entitles Spark Networks to a choice of settlement whereby the cash amount or equal value in ADSs to be received by the beneficiaries for a single vested option shall equal the market price per Spark Networks ADS minus the exercise price. Spark Networks' policy is to avoid cash payments to participants if possible, which means that settlement of the outstanding options is expected to be made in Spark Networks ADSs. Based on this stated policy, the arrangement is classified as equity-settled unless settlement in cash is most probable.

During the year ended December 31, 2018, Spark Networks replaced the Spark Networks 2017 VSOP by establishing the Spark Networks 2018 VSOP for selected executives and employees of Spark Networks and its subsidiaries if and to the extent that the plan participants under the Spark Networks 2017 VSOP have agreed to such replacement. Under the Spark Networks 2018 VSOP, Spark Networks granted participants a certain number of virtual stock options in exchange for options granted under the Spark Networks 2017 VSOP and/or a certain number of new virtual stock options, and can grant additional options in the future. The Spark Networks 2018 VSOP entitles Spark Networks to a choice of settlement whereby the cash amount or equal value in shares to be received by the beneficiaries for a single vested option shall equal the market price per Spark Networks ADS minus the exercise price. Based on Spark Networks' policy, the Spark Networks 2018 VSOP is classified as equity-settled.

The grant-date fair value of equity-settled share-based payment arrangements granted to employees is generally recognized as an expense, with a corresponding increase in shareholders' equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant-date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes. Spark Networks recognizes compensation expense on a straight-line basis from the beginning of the service period, even when the grant date is subsequent to the service commencement date. During the period between service commencement date and grant date, the share-based payment expense recognized is based on an estimated grant date fair value of the award. Once the grant date has been established for equity-settled awards, the estimated fair value is revised so that the expense recognized is based on the actual grant date fair value of the equity instruments granted. For awards with graded-vesting features, each installment of the award is treated as a separate grant. This means that each installment is separately expensed over the related vesting period.

Spark Networks estimates the fair value of each stock option grant using a binomial option-pricing model, which uses as inputs the fair value per Spark Networks share and assumptions Spark Networks makes with respect to the volatility of Spark Networks shares, the expected terms of Spark Networks’ stock options, the risk-free interest rates for a period that approximates the expected term of the stock option and the expected dividend yield.

Defined contribution plans

Obligations for contributions to defined contribution plans are expensed as the related service is provided. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available.

Defined benefit plans

Defined benefit pension plans consisted of unfunded plans, where benefits are paid directly by the Group and the related obligation is covered by a provision corresponding to the present value of future benefit payments. The provision was related to employees of Samadhi and was released in the fourth quarter of 2016.

Termination benefits

Termination benefits are recognized at the earlier of when the Group can no longer withdraw the offer of those benefits and when the Group recognizes costs for a restructuring under IAS 37 Provisions, Contingent Liabilities and Contingent Assets. If benefits are not expected to be settled wholly within 12 months of the reporting date, then they are discounted.

3.5 Lease payments

Payments made under operating lease agreements are recognized in profit or loss on a straight-line basis over the term of the lease.

3.6 Finance income and finance costs

The Group’s finance income and finance costs include interest income and expense, translation gains and losses, as well as any change in the fair value of contingent consideration classified as financial liability. Interest income or expense is recognized using the effective interest method.

The effective interest rate is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to:

•	the gross carrying amount of the financial asset; or

•	the amortized cost of the financial liability

In calculating interest income and expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired) or to the amortized cost of the liability. However, for the financial assets that have become credit-impaired subsequent to initial recognition, interest income is calculated by applying the effective interest rate to the amortized cost of the financial asset. If the asset is no longer credit-impaired, then the calculation of interest income reverts to the gross basis.

3.7 Income tax

Income tax expense comprises current and deferred tax. It is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive loss/income.

Current tax

Current tax is based on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted at the reporting date.

Deferred tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:

•	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;

•
temporary differences related to investments in subsidiaries, associates and joint arrangements to the extent that the Group is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future; and

•	taxable temporary differences arising on the initial recognition of goodwill.

Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on business plans for individual subsidiaries in the Group and the reversal of temporary differences. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves.

Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used. Deferred tax is measured at the tax rates that are expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The measurement of deferred tax reflects the tax consequences that would follow from the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities. Deferred tax assets and liabilities are offset only if certain criteria are met.

Accordingly, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax basis. In assessing the potential realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the Group’s tax loss carryforwards remain deductible.

3.8 Prepaid Advertising Expenses

The Group regularly pays in advance for online and offline advertising, and expenses the prepaid amounts as cost of revenue over the contract periods as the vendor delivers on its commitment. The Group evaluates the realization of prepaid amounts at each reporting period and expenses prepaid amounts if the applicable vendor is unable to deliver on its commitment and is not willing or able to repay the undelivered prepaid amounts. Prepaid expenses are shown as non-financial assets.

3.9 Business Combinations

From time to time, the Group acquires the stock or specific assets of companies in transactions that may be considered to be business acquisitions under IFRS 3 Business Combinations. Under the acquisition method of accounting, the Group allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed, and intangible assets acquired based on their estimated fair values. The excess of the purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. Such valuations require the Group’s management to make significant estimates and assumptions, especially with respect to estimating the fair value and expected useful life assigned to each class of assets and liabilities acquired. Different classes of assets will have varying useful lives.

The Group’s management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the conclusion of the measurement period, any subsequent adjustments are recorded in net financial result in the consolidated statements of operations and comprehensive loss/income.

3.10 Discontinued operation

A discontinued operation is a component of the Group’s business, the operations and cash flows of which can be clearly distinguished from the rest of the Group and which:

•	represents a separate major line of business or geographic area of operations;

•	is part of a single coordinated plan to dispose of a separate major line of business or geographic area of operations; or

•	is a subsidiary acquired exclusively with a view to re-sell.

Classification as a discontinued operation occurs at the earlier of disposal or when the operation meets the criteria to be classified as held for sale. When an operation is classified as a discontinued operation, all attributable income and expenses as well as related income taxes are presented as “loss from discontinued operations” in the accompanying Consolidated Statements of Operations and Comprehensive Loss/Income as if the operation had been discontinued from the start of the comparative year. The elimination of intra-group transactions is presented following the general consolidation method by eliminating income at the servicing entity and the related expenses at the receiving entity.

3.11 Intangible assets and goodwill

Recognition and measurement of goodwill and intangible assets with indefinite life

Goodwill arising from the acquisition of subsidiaries is measured at fair value less accumulated impairment losses.

The Group’s goodwill represents the excess of the purchase price over the fair value of the net assets acquired resulting from business acquisitions. Intangible assets resulting from the acquisitions of entities in a business combination are recorded using the acquisition method of accounting and estimated by management based on the fair value of assets received.

Management reviews the potential impairment of goodwill and indefinite lived intangible assets at least annually, or more frequently if events or changes in circumstances indicate that the carrying value of goodwill may not be recoverable. Management also routinely reviews whether events and circumstances continue to support an infinite useful life for intangible assets that are not being amortized.

Recognition and measurement of intangible assets with finite life

Intangible assets with finite useful lives are amortized using the straight-line method over their estimated useful lives. In addition to the recoverability assessment, management routinely reviews the remaining estimated useful lives of its amortizable intangible assets. If the Group reduces its estimate of the useful life assumption for any asset, the remaining unamortized balance would be amortized over the revised estimated useful life.

Development expenditures such as internally generated software are capitalized only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable and the Group intends to and has sufficient resources to complete development and to use or sell the asset. Otherwise, it is recognized in profit or loss as incurred. Costs incurred in the planning and post-implementation stages of a project are expensed as incurred while direct and indirect costs associated with the development phase are capitalized and amortized on a straight-line basis over the estimated useful lives. Costs associated with minor enhancements and maintenance are included in expenses in the accompanying consolidated statements of operations and comprehensive loss/income. Subsequent to initial recognition, development expenditure is measured at cost less accumulated amortization and any accumulated impairment losses.

The estimated useful lives of intangible assets for current and comparative periods are as follows:

•	Internally generated software: 3 - 6 years

•	Licenses and domains: 2 - 5 years

•	Brands and trademarks: 10 - 20 years, indefinite

•	Other intangible assets: 1 - 5 years

Impairment of non-financial assets

Management assesses the potential impairment of assets, which include intangible assets, whenever changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Events and circumstances that may indicate that an asset is impaired may include significant decreases in the market value of an asset or the Group’s common stock, a significant decline in actual or projected revenue, a change in the extent or manner in which an asset is used, shifts in technology, loss of key management or personnel, changes in the Group’s operating model or strategy and competitive forces, as well as other factors. In addition, goodwill is tested annually for impairment.

For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or cash-generating units (“CGU”). Goodwill arising from a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination. The Group identified six CGUs for impairment testing purposes: Samadhi, Christian Networks, Jdate USA, Jdate Israel, JSwipe, and Other Networks.

If events and circumstances indicate that the carrying amount of an asset may not be recoverable and the expected discounted future cash flows attributable to the asset or CGU are less than the carrying amount of the asset, an impairment loss equal to the excess of the asset’s carrying value over its estimated recoverable amount is recorded. The recoverable amount is determined based on the present value of estimated expected future cash flows using a discount rate commensurate with the risk involved, and quoted market prices or appraised values, depending on the nature of the assets. Fair value measurements utilized for assets under nonrecurring measurements were measured with Level 3 unobservable inputs.

Subsequent expenditure

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including expenditure on internally generated goodwill and brands, is recognized in profit or loss as incurred.

3.12 Property, plant and equipment

Recognition and measurement

Items of property, plant and equipment are measured at cost, which includes capitalized borrowing costs, less accumulated depreciation and any accumulated impairment losses. If significant parts of an item of property, plant and equipment have different useful lives, then they are accounted for as separate items (major components) of property, plant and equipment.

Any gain or loss on disposal of an item of property, plant and equipment is recognized in profit or loss.

Depreciation

Property and equipment is stated at cost, net of accumulated depreciation, which is provided using the straight-line method over the estimated useful life of the asset.

The estimated useful lives of property, plant, and equipment for current and comparative periods are as follows:

•	Leasehold improvements: the shorter of the lease term or 5 years

•	Other and office equipment: 3 - 5 years

Upon the sale or retirement of property or equipment, the cost and related accumulated depreciation and amortization are removed from the Group’s Consolidated Balance Sheet with the resulting gain or loss, if any, reflected in the Group’s consolidated statement of comprehensive income.

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

3.13 Financial instruments

Classification and measurement

Prior to January 1, 2018, the Group applied IFRS 39 and classified its financial assets and financial liabilities in the following measurement categories:

•	Loans and Receivables (LaR)

•	Other Financial Liabilities (OFL)

•	Liabilities designated at Fair Value (LdaFV)

From January 1, 2018, the Group applied IFRS 9 and classified its financial assets and financial liabilities in the following measurement categories:

•	Fair value through profit or loss (FVPL)

•	Fair value through other comprehensive income (FVOCI); or

•	Amortized cost (AC)

Classification and subsequent measurement of financial assets depends on:

•	The Group’s business model for managing the asset; and

•	The cash flow characteristics of the asset

Based on these factors, the Group classifies its financial assets into one of the following three measurement categories:

•
Amortized costs: Assets that are held for collection of contractual cash flows where cash flows represent solely payments of principal interest (SPPI), and that are not designated at FVPL, are measured at amortized cost. The carrying amount of these assets is adjusted by any expected credit loss allowance recognized accordingly. Interest income from these financial assets is included in “interest and similar income” using the effective interest rate method.

•
Fair value through other comprehensive income (FVOCI): Financial assets that are held for collection of contractual cash flows and for selling the assets, where the assets cash flows represent solely payments of principal and interest, and that are not designated at FVPL, are measured at fair value through other comprehensive income (FVOCI). Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest revenue and foreign exchange gains and losses on the instruments amortized cost which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI and accumulated in equity is reclassified to profit or loss. Interest income from these financial assets is included in “interest and similar income” using the effective interest rate method.

•
Fair value through profit or loss: Assets that do not meet the criteria for amortized cost or FVOCI are measured at fair value through profit or loss. A gain or loss on debt investment that is subsequently measured at fair value through profit or loss and is not part of a hedging relationship is recognized in profit or loss in the period in which it arises, unless it arises from debt instruments that were designated at fair value or which are not held for trading.

The Group's financial liabilities satisfy the conditions for classification at amortized cost.

Impairment of financial assets

The Group is exposed to credit risk if counterparties fail to make payments as they fall due in respect of payment of trade receivables specifically relating to receivables from chargebacks. The Group measures loss allowances for trade receivables at an amount equal to lifetime expected credit losses. The Group considers the probability of default upon initial recognition of asset and whether there has been a significant increase in credit risk on an ongoing basis throughout each reporting period. To assess whether there is a significant increase in credit risk, the Company compares the risk of a default occurring on the asset as at the reporting date with the risk of default as at the date of initial recognition. It considers available reasonable and supportive forwarding-looking information. Macroeconomic information (such as market interest rates or growth rates) is incorporated as part of the internal rating model. Credit risk relating to other financial assets mainly relates to cash deposits to payment processors. Management monitors the creditworthiness of payment processors closely. In the past, there were no indications that the payment processors would not meet their obligations.

3.14 Provisions

Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

Legal Contingencies

The Group is currently involved in certain legal proceedings, as discussed in Note 8.2. To the extent that a loss related to a contingency is reasonably estimable and probable, the Group accrues an estimate of that loss. Because of the uncertainties related to both the amount and range of loss on certain pending litigation, the Group may be unable to make a reasonable estimate of the liability that could result from an unfavorable outcome of such litigation. As additional information becomes available, the Group will assess the potential liability related to such pending litigation and make, or if necessary, revise its estimates. Such revisions in the Group’s estimates of the potential liability could materially impact its consolidated results of operations and consolidated financial position.

Refunds

A provision for refunds is recognized when the underlying services are sold, based on historical refund data and a weighting of possible outcomes against their associated probabilities. At January 1, 2018, the Group reclassified €120 thousand from the financial statement caption Other current provisions to the financial statement caption Other current financial liabilities to recognize a refund liability for estimated refunds resulting from the customer’s statutory right to revoke contracts for a specified period after the contract signing date.

Restructuring

A provision for restructuring is recognized when the Group has approved a detailed and formal restructuring plan, and the restructuring either has commenced or has been announced publicly. Future operating losses are not provided for.

3.15 Earnings per share

The Group presents earnings per share data for its common shares. Earnings per share is calculated by dividing the net loss/income of the period by the weighted average number of common shares outstanding during the period.

3.16 Segment Reporting

Segment reporting requires the use of the management approach in determining the reportable operating segments. The management approach considers the internal organization and reporting provided to the Group’s chief operating decision maker ("CODM") for the purpose of making operating decisions and assessing performance. The Group’s internal financial reporting provided to the CODM includes separate data for each country, and all countries other than the United States and Canada (together, “North America”) have been aggregated into one reportable segment as the business model and long-term margin expectations are similar. The Group reports two separate reportable segments: (1) North America, which consists of Spark Networks’ operations in the United States and Canada; and (2) International, which consists of all other operations except for the United States and Canada.

The performance of the operating segments is measured on the basis of revenue and direct marketing costs only. Due to the Group’s integrated business structure, costs and expenses other than direct marketing expenses are not allocated to the individual reportable segments. As such, the Group does not measure operating profit or loss by segment for internal reporting purposes.